Accrued License Fees and License Fees Expense - Additional Information (Detail) - USD ($)			12 Months Ended
	May. 04, 2015	Sep. 06, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	May. 21, 2014
Accrued License Fees And License Fees Expense [Line Items]
Common stock, shares issued	3,655,964		9,683,741	6,000,000
Estimated aggregate value of common stock			$ 97	$ 60
License agreement date of agreement			Dec. 31, 2014
License agreement date of maturity			May 04, 2015
License fee liability	$ 29,247,711			19,865,863		$ 21,169,616
Incremental charge	9,381,848	$ 517,960
Decrease in license fee liability and other expense				1,821,713
Reduce the license fee liability				19,865,863
Additional paid-in capital	29,247,711		$ 54,277,716	$ 12,866
Maximum [Member]
Accrued License Fees And License Fees Expense [Line Items]
Exit scenario			50.00%
IPO [Member]
Accrued License Fees And License Fees Expense [Line Items]
Estimated aggregate value of common stock			$ 29,200,000
License fee liability	$ 27,422,872				$ 24,826,374
Ligand [Member]
Accrued License Fees And License Fees Expense [Line Items]
Estimated aggregate value of common stock			$ 29,000,000
Ligand [Member] | IPO [Member]
Accrued License Fees And License Fees Expense [Line Items]
Common stock, shares issued			3,655,964